Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued salaries and welfare		¥ 23,540	¥ 17,964
Accrued advertising expenses		1,077	2,388
Accrued network support expenses		1,541	1,801
Business and other tax payable		3,798	4,093
Professional and other service fees		31,867	9,262
Deposits received from matchmaking service agencies		11,314	8,980
Deposit received in relation to the proposed merger with LoveWorld Inc.		150,000
Other payables in relation to peer to peer lending products		99,220
Others		31,273	6,652
Balance as at 31 December		353,630	51,140
Less: Current portion	$ (53,526)	(346,728)	(45,490)
Non-current portion	$ 1,065	¥ 6,902	¥ 5,650